Income Tax (Major Components of Income Tax Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense [abstract]
Current income tax	¥ 1,471,671	¥ 1,714,955	¥ 1,828,868
Deferred taxation	232	(16,216)	(32,046)
Income tax expense	¥ 1,471,903	¥ 1,698,739	¥ 1,796,822